Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue
Summary of analysis of the company's revenue for the year from continuing operations

	2021	2020
	£ 000	£ 000
Rendering of engineering consultancy services	66	49

	2020	2019
	£ 000	£ 000
Rendering of engineering consultancy services	87	70